Award Timing Disclosure	12 Months Ended
Jan. 03, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

WHAT WE DO PRIOR TO OR EARLY IN A NEW FISCAL YEAR
Consider and make, as appropriate, program design changes

Determine what changes, if any, to make to the executive compensation program for the new fiscal year (after receiving input from our CEO and independent compensation consultant and assessing compensation trends and competitive market data, including any relevant data for our compensation comparison peer group and TSR performance peer group).

Set target compensation values

This process includes a review of:

>

each executive’s three-year compensation history, including base salary, annual cash incentive and equity awards;

>

the types and levels of other benefits available to the executive, such as change in control severance agreements or plans; and

>

compensation comparison peer group data or broad compensation market data, including surveys.

Establish performance measures, targets and individual objectives

We determine:

>

short- and long-term financial performance measures and their relative weightings and associated targets for performance-based, at-risk elements of compensation for the new fiscal year; and

>

individual performance objectives for each executive and the relevant segment, sector, or organization.

>

These measures, weightings and targets and performance objectives are intended to align with our Board-approved annual operating plan and long-term strategic plan and create a “pay for profitable growth” environment and thereby encourage and reward the creation of sustainable, long-term value for our shareholders. As a general principle, we seek to establish targets for financial performance measures that are aligned with our strategic plan and are challenging yet achievable.

Make equity grants

>

Annual equity award grants to executive officers are made or approved at Board or Compensation Committee meetings, the dates for which are generally set at least one year in advance and are used as the grant date(s). We do not time equity grants to take advantage of information, whether positive or negative, about us that has not been publicly disclosed.

>

Only in special circumstances, such as new hires or promotions, or for retention or recognition, would grants occur outside of the typical cycle.

Award Timing Method

WHAT WE DO PRIOR TO OR EARLY IN A NEW FISCAL YEAR
Consider and make, as appropriate, program design changes

Determine what changes, if any, to make to the executive compensation program for the new fiscal year (after receiving input from our CEO and independent compensation consultant and assessing compensation trends and competitive market data, including any relevant data for our compensation comparison peer group and TSR performance peer group).

Set target compensation values

This process includes a review of:

>

each executive’s three-year compensation history, including base salary, annual cash incentive and equity awards;

>

the types and levels of other benefits available to the executive, such as change in control severance agreements or plans; and

>

compensation comparison peer group data or broad compensation market data, including surveys.

Establish performance measures, targets and individual objectives

We determine:

>

short- and long-term financial performance measures and their relative weightings and associated targets for performance-based, at-risk elements of compensation for the new fiscal year; and

>

individual performance objectives for each executive and the relevant segment, sector, or organization.

>

These measures, weightings and targets and performance objectives are intended to align with our Board-approved annual operating plan and long-term strategic plan and create a “pay for profitable growth” environment and thereby encourage and reward the creation of sustainable, long-term value for our shareholders. As a general principle, we seek to establish targets for financial performance measures that are aligned with our strategic plan and are challenging yet achievable.

Make equity grants

>

Annual equity award grants to executive officers are made or approved at Board or Compensation Committee meetings, the dates for which are generally set at least one year in advance and are used as the grant date(s). We do not time equity grants to take advantage of information, whether positive or negative, about us that has not been publicly disclosed.

>

Only in special circumstances, such as new hires or promotions, or for retention or recognition, would grants occur outside of the typical cycle.